Trade & Other Payables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade & Other Payables	Note 22 - Trade & Other Payables
(Amounts in thousands, except share, per share and per unit data)
The table below details the Group’s trade and other payables. The fair value approximates the carrying value as of the periods presented:

	December 31, 2024	December 31, 2023
Trade payables	$31,896	$49,487
Other payables	3,117	4,003
Total trade and other payables	$35,013	$53,490
Trade and other payables are unsecured, do not bear interest, and are settled as they become due.